UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

 GS Mortgage-Backed Securities Trust 2021-RPL1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

John Garrett Wallace, (212) 357-0655

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Compliance Report
Schedule 3 – Compliance Data Report
Schedule 4 – Compliance Summary (JCIII)
Schedule 5 – Pay History Report
Schedule 6 – Servicing Comment Report
Schedule 7 – Exception Report (JCIII)
Schedule 8 – Itemized Report (JCIII)
Schedule 9 – Modification Report (Limited)
Schedule 10 – Modification Report
Schedule 11 – Legacy Title Report
Schedule 12 – Title Diligence Report
Schedule 13 – Title Report
Schedule 14 – Pay History Report (Long Form)
Schedule 15 – Cash Flow Report
Schedule 16 – Pay String Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Conditions Report (Compliance Only)
Schedule 3 – Loan Level Tape Comparison
Schedule 4 – ASF Upload
Schedule 5 – Modification Upload

99.3	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 – Executive Summary
Schedule 2 – Compliance Findings (Loan Level)
Schedule 3 – Exception Standard Report
Schedule 4 – Exception Supplemental Report
Schedule 5 – Modification Review (May 2018)
Schedule 6 – Modification Review (September 2018)
Schedule 7 – Servicing Review Report (June 2018)
Schedule 8 – Rating Agency Report
Schedule 9 – Valuation Securitization Report

99.4	Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Grades Summary Report (Group 1)
Schedule 3 – Grades Summary Report (Group 2)
Schedule 4 – Modification Report
Schedule 5 – Exception Level Report (Group 1)
Schedule 6 – Exception Level Report (Group 2)
Schedule 7 – Loan Level Exception Report (Group 1)
Schedule 8 – Loan Level Exception Report (Group 2)
Schedule 9 – Servicing Comment Report

99.5	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Agency Grading Report
Schedule 3 – Exception Report
Schedule 4 – Compliance Report
Schedule 5 – Mod Report

99.6	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 - Executive Summary
Schedule 2 - Exception Detail Report
Schedule 3 - Exception Supplemental Report
Schedule 4 - Grades Report

99.7	Disclosures required by Rule 15Ga-2 for Mission Global, LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Exception Report
Schedule 3 – Detail Report

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 8, 2021

GS Mortgage Securities Corp. (Depositor)

By:	/s/ Michael Dente
Name: Michael Dente
Title: Vice President

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EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Compliance Report
Schedule 3 – Compliance Data Report
Schedule 4 – Compliance Summary (JCIII)
Schedule 5 – Pay History Report
Schedule 6 – Servicing Comment Report
Schedule 7 – Exception Report (JCIII)
Schedule 8 – Itemized Report (JCIII)
Schedule 9 – Modification Report (Limited)
Schedule 10 – Modification Report
Schedule 11 – Legacy Title Report
Schedule 12 – Title Diligence Report
Schedule 13 – Title Report
Schedule 14 – Pay History Report (Long Form)
Schedule 15 – Cash Flow Report
Schedule 16 – Pay String Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Conditions Report (Compliance Only)
Schedule 3 – Loan Level Tape Comparison
Schedule 4 – ASF Upload
Schedule 5 – Modification Upload

99.3	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 – Executive Summary
Schedule 2 – Compliance Findings (Loan Level)
Schedule 3 – Exception Standard Report
Schedule 4 – Exception Supplemental Report
Schedule 5 – Modification Review (May 2018)
Schedule 6 – Modification Review (September 2018)
Schedule 7 – Servicing Review Report (June 2018)
Schedule 8 – Rating Agency Report
Schedule 9 – Valuation Securitization Report

99.4	Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Grades Summary Report (Group 1)
Schedule 3 – Grades Summary Report (Group 2)
Schedule 4 – Modification Report
Schedule 5 – Exception Level Report (Group 1)
Schedule 6 – Exception Level Report (Group 2)
Schedule 7 – Loan Level Exception Report (Group 1)
Schedule 8 – Loan Level Exception Report (Group 2)
Schedule 9 – Servicing Comment Report

99.5	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Agency Grading Report
Schedule 3 – Exception Report
Schedule 4 – Compliance Report
Schedule 5 – Mod Report

99.6	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 - Executive Summary
Schedule 2 - Exception Detail Report
Schedule 3 - Exception Supplemental Report
Schedule 4 - Grades Report

99.7	Disclosures required by Rule 15Ga-2 for Mission Global, LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Exception Report
Schedule 3 – Detail Report

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